Stockholders' Equity (Deficit) - Summary of Stock Option Transactions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Options Outstanding
Options granted (in shares)	955,713	926,384
Weighted Average Remaining Contractual Term
Options vested at end of period (in years)	7 years 5 months 19 days	7 years 5 months 16 days
Options vested and expected to vest at end of period (in years)	8 years 9 months	8 years 8 months 1 day
Stock Options [Member]
Shares Available for Grant
Beginning balance (in shares)	606,061	124,824
Additional shares authorized (in shares)	270,764
Options granted (in shares)	(955,713)	(926,384)
Options canceled/forfeited (in shares)	85,037	93,979
Ending balance (in shares)	6,149	606,061
Number of Options Outstanding
Beginning balance (in shares)	1,072,011	239,606
Options granted (in shares)	955,713	926,384
Options exercised (in shares)	(83,848)
Options canceled/forfeited (in shares)	(85,037)	(93,979)
Ending balance (in shares)	1,858,839	1,072,011
Options vested at end of period (in shares)	922,927	578,889
Options vested and expected to vest at end of period (in shares)	1,858,839	1,072,011
Weighted-Average Exercise Price per Share
Beginning balance (in dollars per share)	$ 6.34	$ 3.36
Options granted (in dollars per share)	3.08	7.15
Options exercised (in dollars per share)	3.50
Options canceled/forfeited (in dollars per share)	5.03	6.75
Ending balance (in dollars per share)	4.82	6.34
Options vested at end of period (in dollars per share)	5.06	5.58
Options vested and expected to vest at end of period (in dollars per share)	$ 4.82	$ 6.34
Weighted Average Remaining Contractual Term
Weighted average remaining contractual term (in years)	8 years 9 months	8 years 8 months 1 day
Stock Options [Member] | 2014 Plan [Member]
Shares Available for Grant
Additional shares authorized (in shares)		1,437,165
Stock Options [Member] | Closed 2010 Plan [Member]
Shares Available for Grant
Options Available, Expired (in shares)		(123,523)